Schedule of other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Total	$ 637	₨ 48,320	₨ 23,838
Security deposits [Member]
IfrsStatementLineItems [Line Items]
Total		₨ 48,320	₨ 23,838